Summary of Significant Accounting Policies (Details)		3 Months Ended			9 Months Ended		12 Months Ended
	Feb. 28, 2015 USD ($)	Aug. 31, 2015 USD ($) item shares	Nov. 30, 2014 USD ($) item	Aug. 31, 2014 USD ($) item shares	Aug. 31, 2015 item shares	Aug. 31, 2014 item shares	Nov. 30, 2014 USD ($) item shares	Nov. 30, 2013 USD ($) shares	Nov. 30, 2012 USD ($)
Revenue Recognition
Advanced payments under licensing agreements			$ 60,000				$ 60,000	$ 0
Inventory
Finished goods inventory written down			1,085,000
Deferred Financing Costs
Amortization period							5 years
Amortization of deferred financing costs							$ 420,000	$ 70,000
Earnings Per Share
Anti-dilutive securities excluded from computation of earnings per share (in shares) | shares		19,840,873		19,656,831	19,882,230	19,766,669	20,970,505	21,618,876
Advertising Costs
Maximum expected period of future benefits over which brochures and catalogues are capitalized and amortized							6 months
Advertising and tradeshow expenses							$ 4,121,000	$ 824,000	$ 109,000
Impairment of Long-Lived Assets and Intangibles
Store impairment charges		$ 470,000	$ 840,000	$ 840,000			$ 840,000		0
Number of full price retail stores on which impairment charge was recorded | item		2	6	6	2	6	6
Impairment of goodwill or indefinite lived intangible assets	$ 0						$ 23,585,000	$ 0	$ 0